Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	December 31, 2016		December 31, 2015
	RMB	US$	RMB
Buildings	68,319	9,840	68,261
Plant and equipment	799,067	115,088	774,546
Computer equipment	2,484	358	2,449
Furniture and fixtures	14,668	2,113	13,730
Motor vehicles	2,094	302	2,094
	886,632	127,701	861,080
Less: accumulated depreciation	(468,759)	(67,515)	(422,840)
Impairment of plant and equipment	(7,219)	(1,040)	(7,219)
	410,654	59,146	431,021